Schedule of Investments
July 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.25%
Brazil–0.19%
StoneCo Ltd., Class A(a)(b)	108,417	$1,038,635
China–4.94%
JD.com, Inc., ADR(b)	386,696	23,008,412
Meituan, B Shares(a)(c)	142,600	3,229,885
Tencent Holdings Ltd.	22,300	877,232
		27,115,529
Denmark–2.99%
Ambu A/S, Class B	66,935	761,133
Novo Nordisk A/S, Class B	133,083	15,651,613
		16,412,746
France–12.81%
Airbus SE	186,207	20,136,015
Dassault Systemes SE	51,291	2,198,930
Kering S.A.	27,846	15,977,165
LVMH Moet Hennessy Louis Vuitton SE	45,981	31,984,697
		70,296,807
Germany–1.34%
SAP SE	79,381	7,357,622
India–5.31%
DLF Ltd.	3,897,857	19,025,335
ICICI Bank Ltd., ADR	487,156	10,123,102
		29,148,437
Italy–0.47%
Brunello Cucinelli S.p.A.	44,472	2,586,931
Japan–8.60%
FANUC Corp.	7,500	1,295,793
Keyence Corp.	37,700	14,961,070
Murata Manufacturing Co. Ltd.	249,100	14,579,973
Nidec Corp.	104,100	7,242,236
Omron Corp.	48,900	2,737,314
TDK Corp.	203,400	6,411,906
		47,228,292
Netherlands–0.98%
ASML Holding N.V.	9,393	5,393,092
Sweden–3.54%
Assa Abloy AB, Class B	368,238	8,697,151
Atlas Copco AB, Class A	920,124	10,756,408
		19,453,559
Switzerland–0.81%
Lonza Group AG	6,087	3,709,670
Zur Rose Group AG(a)(b)	9,942	713,840
		4,423,510
United Kingdom–0.31%
Farfetch Ltd., Class A(a)	211,247	1,677,301
Shares		Value
United States–56.96%
Adobe, Inc.(a)	51,848	$21,263,902
Agilent Technologies, Inc.	64,669	8,672,113
Alphabet, Inc., Class A(a)	555,280	64,590,169
Amazon.com, Inc.(a)	42,220	5,697,589
Analog Devices, Inc.	150,971	25,960,973
Avantor, Inc.(a)	302,145	8,768,248
Boston Scientific Corp.(a)	38,554	1,582,642
Charles River Laboratories International, Inc.(a)	10,842	2,716,355
Charter Communications, Inc., Class A(a)	2,306	996,423
Danaher Corp.	9,202	2,682,107
Datadog, Inc., Class A(a)	12,410	1,265,944
Dun & Bradstreet Holdings, Inc.(a)	57,699	909,336
Ecolab, Inc.	5,199	858,719
Equifax, Inc.	53,955	11,271,739
Fidelity National Information Services, Inc.	30,336	3,099,126
IDEXX Laboratories, Inc.(a)	3,664	1,462,595
Illumina, Inc.(a)	15,873	3,439,362
Intuit, Inc.	72,277	32,970,599
Intuitive Surgical, Inc.(a)	14,084	3,241,714
IQVIA Holdings, Inc.(a)	22,025	5,291,947
Lam Research Corp.	1,179	590,101
Marriott International, Inc., Class A	14,992	2,381,029
Marvell Technology, Inc.	139,032	7,741,302
Meta Platforms, Inc., Class A(a)	117,941	18,764,413
Microsoft Corp.	28,138	7,899,462
NVIDIA Corp.	14,675	2,665,420
Omnicell, Inc.(a)(b)	19,606	2,159,013
Phathom Pharmaceuticals, Inc.(a)(b)	64,622	595,169
Qualtrics International, Inc., Class A(a)	112,511	1,434,515
S&P Global, Inc.	81,118	30,575,808
Splunk, Inc.(a)	30,164	3,134,341
United Parcel Service, Inc., Class B	76,749	14,957,613
Veracyte, Inc.(a)(b)	74,924	1,973,498
Visa, Inc., Class A(b)	47,154	10,001,835
Walt Disney Co. (The)(a)	9,733	1,032,671
		312,647,792
Total Common Stocks & Other Equity Interests (Cost $687,150,146)		544,780,253
Money Market Funds–0.78%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e)	1,501,808	1,501,808
Invesco Liquid Assets Portfolio, Institutional Class, 1.67%(d)(e)	1,077,121	1,077,121
Invesco Treasury Portfolio, Institutional Class, 1.66%(d)(e)	1,716,352	1,716,352
Total Money Market Funds (Cost $4,295,141)		4,295,281
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-100.03% (Cost $691,445,287)		549,075,534

See accompanying notes which are an integral part of this schedule.
Invesco Global Growth Fund

Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–6.45%
Invesco Private Government Fund, 1.77%(d)(e)(f)	9,910,264	$9,910,264
Invesco Private Prime Fund, 1.89%(d)(e)(f)	25,483,536	25,483,536
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $35,393,800)		35,393,800
TOTAL INVESTMENTS IN SECURITIES—106.48% (Cost $726,839,087)		584,469,334
OTHER ASSETS LESS LIABILITIES–(6.48)%		(35,571,572)
NET ASSETS–100.00%		$548,897,762
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at July 31, 2022.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2022 represented less than 1% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,735,198	$20,057,020	$(22,290,410)	$-	$-	$1,501,808	$4,199
Invesco Liquid Assets Portfolio, Institutional Class	8,264,368	14,326,443	(21,512,918)	(3,095)	2,323	1,077,121	2,265
Invesco Treasury Portfolio, Institutional Class	4,268,798	22,922,309	(25,474,755)	-	-	1,716,352	3,155
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	7,991,419	102,958,591	(101,039,746)	-	-	9,910,264	21,624*
Invesco Private Prime Fund	22,153,218	186,157,629	(182,811,416)	-	(15,895)	25,483,536	63,417*
Total	$46,413,001	$346,421,992	$(353,129,245)	$(3,095)	$(13,572)	$39,689,081	$94,660

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Brazil	$1,038,635	$—	$—	$1,038,635
China	23,008,412	4,107,117	—	27,115,529
Denmark	—	16,412,746	—	16,412,746
France	—	70,296,807	—	70,296,807
Germany	—	7,357,622	—	7,357,622
India	10,123,102	19,025,335	—	29,148,437
Italy	—	2,586,931	—	2,586,931
Japan	—	47,228,292	—	47,228,292
Netherlands	—	5,393,092	—	5,393,092
Sweden	—	19,453,559	—	19,453,559
Switzerland	—	4,423,510	—	4,423,510
United Kingdom	1,677,301	—	—	1,677,301
United States	312,647,792	—	—	312,647,792
Money Market Funds	4,295,281	35,393,800	—	39,689,081
Total Investments	$352,790,523	$231,678,811	$—	$584,469,334
Invesco Global Growth Fund